SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 16 – SUBSEQUENT EVENTS Subsequent to quarter year end up to June 8, 2021a lender converted $18,750 in principal for 10,000 shares of common stock

NOTE 16 – SUBSEQUENT EVENTS

Subsequent to January 31, 2020 through to May 14, 2021 the Company entered into the following transactions:

●	The Company issued 993,750 shares at an offering price of $2.00 per share for gross proceeds of $ 1,987,500 as part of the recent REG A filing.

●	In April 2021, accounts payable totaling $950,151 was settled for $96,700 . A gain on settlement of $853,451 was recorded at the time of settlement.

●	In February 2021, the Company entered into an agreement with an investor relations company for services to be provided over the following 2 months for fees totaling $250,000

●	In February 2021 the Company entered into an agreement for marketing services in exchange for 50,000 shares issued in March 2021 having a fair value of $114,000.